Contingently Redeemable Common Stock	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Text Block [Abstract]
Contingently Redeemable Common Stock

Note 13. Contingently Redeemable Common Stock

Prior to the Company’s IPO, shares of common stock held by employees were eligible to be put to the Company in accordance with the Shareholders Agreement if certain criteria (as defined in the Shareholders Agreement) were met and the former employee or his or her beneficiaries exercised the option to put the shares to the Company in accordance with the Shareholders Agreement. As these provisions were not certain of being met, the shares of common stock held by employees were considered contingently redeemable common stock and recorded as temporary equity on the Company’s consolidated balance sheet until the shares of common stock were either re-purchased by the Company or the put option expired. The put option expired 90 or 180 days after termination of employment, depending on the nature of the termination or upon the sale of the Company or an initial public offering of the Company’s common stock. The value of these shares of common stock was presented at fair value on the Company’s consolidated balance sheet. Prior to the Company’s IPO, the fair value of the Company’s common stock was calculated by estimating the Company’s enterprise value by applying an earnings multiple to the Company’s Adjusted EBITDA over the previous 12 months, and deducting outstanding net debt.

When a put option was exercised or expired, the shares were re-measured at fair value on that date and reclassified from temporary equity to shareholders’ equity. Changes in the fair value of the contingently redeemable shares of common stock were recorded in retained earnings.

In connection with the IPO, the put option of employee-owned shares of common stock was eliminated, resulting in the reclassification of $35.4 million to additional paid-in capital and 1,607,760 contingently redeemable shares to common shares outstanding.

Note 14. Contingently Redeemable Common Stock

Shares of common stock which are held by employees are eligible to be put to the Company in accordance with the Shareholders Agreement if certain criteria (as defined in the Shareholders Agreement) are met and the former employee or his or her beneficiaries exercises the option to put the shares to the Company in accordance with the Shareholders Agreement. As these provisions are not certain of being met, the shares of common stock held by employees are considered contingently redeemable common stock and recorded as temporary equity on the Company’s consolidated balance sheet until the shares of common stock are either re-purchased by the Company or the put option expires. The put option expires 90 or 180 days after termination of employment, depending on the nature of the termination or upon the sale of the Company or an initial public offering of the Company’s common stock. The value of these shares of common stock are presented at fair value on the Company’s consolidated balance sheet. The fair value of the Company’s common stock is calculated by estimating the Company’s enterprise value by applying an earnings multiple to the Company’s Adjusted EBITDA over the previous 12 months, and deducting outstanding net debt.

When the put option is exercised or expires, the shares are re-measured at fair value on that date and reclassified from temporary equity to shareholders’ equity. Changes in the fair value of the contingently redeemable shares of common stock are recorded in retained earnings.

During fiscal year 2016, the Company reclassified 456,480 contingently redeemable Class A common shares to shareholders’ equity. During fiscal year 2015, the Company issued 390,320 contingently redeemable Class A common shares for proceeds of $2,000. During fiscal year 2014, the Company issued 577,200 contingently redeemable Class A common shares for proceeds of $2,855.